Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net
7.	Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2025	2024
Furniture and office equipment	82,350,735	85,599,025
Kitchen equipment	189,690,984	213,069,648
Software	148,554,078	131,983,473
Leasehold improvements	550,222,280	591,976,672
Construction in progress	103,350	1,317,561

Property and equipment, gross	970,921,427	1,023,946,379
Less: accumulated depreciation	(523,412,042)	(436,363,031)
Less: accumulated impairment loss	(115,439,649)	(85,424,646)

Property and equipment, net	332,069,736	502,158,702

Depreciation and amortization related to property and equipment was RMB125,875,776, RMB144,995,588 and RMB150,454,787 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company conducted impairment tests each quarter end as triggered by underperformance of certain company owned and operated stores and the Company’s plans of store closures, on the recoverability of the related asset groups, comprising store level property and equipment, intangible assets with definite useful lives and ROU assets. The estimated undiscounted future cash flows generated by certain asset groups were less than their carrying amount, and therefore the fair values of the asset groups were estimated. When the fair value of the asset group was less than its carrying amount, the carrying amounts of the long-lived assets in the asset group were reduced on a pro-rata basis but no less than the fair value of an individual long-lived asset. The impairment losses were RMB60,319,579, RMB56,287,026 and RMB111,426,961 for the years ended December 31, 2025, 2024 and 2023, respectively.

The recoverability of the enterprise level assets, primarily comprising franchise right - authorized by THRI, software and leasehold improvements for office, was also evaluated and impairment testing carried out as of December 31, 2025 and 2024. The Company added the carrying amounts of the lower-level asset groups to the carrying amount of the enterprise assets and compared that aggregate carrying amount to the sum of estimated future cash flows of the lower-level asset groups and the cash flows related to the enterprise assets. The estimated undiscounted future cash flows generated by asset groups were greater than their carrying amount, hence no impairment losses were recorded for enterprise assets.